UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019—March 31, 2020

Item 1:	Reports to Shareholders

Semiannual Report | March 31, 2020

Vanguard Wellesley® Income Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Liquidity Risk Management	25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

●   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Wellesley Income Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$948.10	$1.12
Admiral™ Shares	1,000.00	948.21	0.78
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.85	$1.16
Admiral Shares	1,000.00	1,024.20	0.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Wellesley Income Fund

Fund Allocation

As of March 31, 2020

Asset-Backed/Commercial Mortgage-Backed Securities	3.4%
Common Stocks	39.5
Corporate Bonds	46.8
Sovereign Bonds	2.3
Taxable Municipal Bonds	3.5
U.S. Government and Agency Obligations	4.5

The table reflects the fund's investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Wellesley Income Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of March 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
1,2	United States Treasury Note/Bond	3.125%	11/15/28	358,235	432,289	0.8%
1,2	United States Treasury Note/Bond	1.500%–3.625%	12/31/22–2/15/50	520,355	624,114	1.2%
					1,056,403	2.0%

Agency Notes †					31,931	0.1%

Conventional Mortgage-Backed Securities †					402,461	0.7%

Nonconventional Mortgage-Backed Securities †					840,999	1.5%

Total U.S. Government and Agency Obligations (Cost $2,120,195)					2,331,794	4.3%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,834,379) †					1,794,348	3.3%
Corporate Bonds
Finance
	Banking
4	Bank of America Corp.	2.496%–6.110%	7/21/22–3/15/50	656,288	704,054	1.3%
	Bank One Corp.	7.750%	7/15/25	25,000	29,920	0.1%
4	Goldman Sachs Group Inc.	2.625%–6.250%	2/25/21–7/8/44	595,045	626,555	1.2%
4	JPMorgan Chase & Co.	2.550%–5.625%	3/1/21–11/15/48	605,850	689,582	1.3%
4	Morgan Stanley	2.500%–7.250%	7/24/20–1/27/45	558,865	594,233	1.1%
	Wachovia Corp.	6.605%	10/1/25	15,000	17,438	0.0%
4	Wells Fargo & Co.	2.572%–5.606%	1/22/21–12/7/46	666,250	695,378	1.3%
3	Banking—Other †				4,233,103	7.8%

Wellesley Income Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Brokerage †				20,876	0.0%
3	Insurance †				1,516,354	2.8%
3	Real Estate Investment Trusts †				150,888	0.3%
					9,278,381	17.2%
Industrial
3	Basic Industry †				82,104	0.1%
	Capital Goods
	Lockheed Martin Corp.	2.500%–4.700%	11/23/20–9/15/52	70,046	75,853	0.1%
3	Capital Goods—Other †				889,914	1.7%
	Communication
	Comcast Corp.	2.350%–4.950%	2/1/24–10/15/58	568,411	667,443	1.2%
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	12,706	0.0%
3	Sky Ltd.	3.750%	9/16/24	42,911	45,418	0.1%

	Verizon Communications Inc.	3.450%–5.012%	3/15/21–3/15/55	204,481	250,484	0.5%
3	Communication—Other †				889,608	1.7%
3	Consumer Cyclical †				1,358,382	2.5%
	Consumer Noncyclical
	Johnson & Johnson	2.450%–6.730%	11/15/23–3/1/26	93,000	101,178	0.2%
	Merck & Co. Inc.	2.350%–4.150%	2/10/22–5/18/43	165,270	179,498	0.3%
	Pfizer Inc.	3.000%–4.100%	6/15/23–9/15/38	159,055	176,977	0.3%
	Philip Morris International Inc.	1.875%–4.875%	2/25/21–11/10/44	157,695	162,968	0.3%
	Wyeth LLC	5.950%	4/1/37	15,000	21,186	0.1%
3	Consumer Noncyclical—Other †				3,060,334	5.7%
	Energy
	Dominion Energy Gas Holdings LLC	3.000%–4.800%	11/1/23–12/15/44	54,858	53,635	0.1%
3	Energy—Other †				1,128,721	2.1%
3	Other Industrial †				178,084	0.3%
	Technology
	Cisco Systems Inc.	2.500%	9/20/26	15,921	16,844	0.0%
	Intel Corp.	2.875%–4.100%	5/11/24–5/19/46	77,580	87,445	0.2%
	Microsoft Corp.	2.375%–4.500%	2/12/22–2/6/57	530,796	621,346	1.2%
3	Technology—Other †				1,675,633	3.1%
3	Transportation †				453,769	0.8%
					12,189,530	22.6%
Utilities
	Electric
3	Dominion Energy Inc.	2.450%–4.900%	7/1/20–3/15/49	164,912	163,175	0.3%
	Dominion Energy South Carolina Inc.	4.600%–6.625%	2/1/32–6/1/65	70,885	85,665	0.2%
	Duke Energy Carolinas LLC	3.700%–6.100%	12/1/28–12/1/47	51,715	60,764	0.1%
	Duke Energy Corp.	2.650%–4.800%	9/1/26–9/1/46	81,240	85,549	0.1%
	Duke Energy Progress LLC	2.800%–6.300%	5/15/22–8/15/45	89,909	96,369	0.2%
	Progress Energy Inc.	3.150%	4/1/22	20,800	20,621	0.0%
	Virginia Electric & Power Co.	3.500%–6.000%	3/15/27–5/15/37	50,200	54,660	0.1%

Wellesley Income Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
3	Electric—Other †		2,025,153	3.8%
3	Natural Gas †		289,573	0.6%
	Other Utility †		49,553	0.1%
			2,931,082	5.5%
Total Corporate Bonds (Cost $23,286,986)			24,398,993	45.3%
[3]Sovereign Bonds (Cost $1,140,616) †			1,196,890	2.2%
Taxable Municipal Bonds (Cost $1,577,492) †			1,806,447	3.4%

		Shares
Common Stocks
Communication Services
	Verizon Communications Inc.	13,686,480	735,374	1.4%
	Comcast Corp. Class A	16,974,973	583,600	1.1%
	Communication Services—Other †		113,854	0.2%
			1,432,828	2.7%
Consumer Discretionary
	Home Depot Inc.	2,048,056	382,393	0.7%
	McDonald’s Corp.	2,306,660	381,406	0.7%
	Consumer Discretionary—Other †		221,458	0.4%
			985,257	1.8%
Consumer Staples
	Philip Morris International Inc.	7,167,304	522,927	1.0%
	Coca-Cola Co.	9,868,702	436,690	0.8%
	Unilever NV	8,583,446	418,786	0.8%
	Procter & Gamble Co.	3,629,389	399,233	0.7%
	PepsiCo Inc.	2,867,704	344,411	0.6%
	Archer-Daniels-Midland Co.	8,447,071	297,168	0.6%
	Mondelez International Inc. Class A	4,796,554	240,211	0.4%
	Consumer Staples—Other †		83,148	0.2%
			2,742,574	5.1%
Energy
	Chevron Corp.	5,297,586	383,863	0.7%
^	TC Energy Corp.	7,147,620	317,689	0.6%
	Energy—Other †		325,098	0.6%
			1,026,650	1.9%
Financials
	JPMorgan Chase & Co.	7,756,408	698,309	1.3%
	Bank of America Corp.	27,677,720	587,598	1.1%
	Progressive Corp.	5,979,390	441,518	0.8%
	MetLife Inc.	10,571,077	323,158	0.6%
	Truist Financial Corp.	7,645,662	235,792	0.4%
	BlackRock Inc.	492,319	216,606	0.4%
	Chubb Ltd.	1,900,420	212,258	0.4%
	PNC Financial Services Group Inc.	1,960,891	187,696	0.4%
	Financials—Other †		315,897	0.6%
			3,218,832	6.0%

 Wellesley Income Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	7,046,178	923,965	1.7%
Pfizer Inc.	24,281,542	792,550	1.5%
Merck & Co. Inc.	6,209,374	477,749	0.9%
Medtronic plc	4,336,148	391,034	0.7%
Roche Holding AG	1,072,562	345,088	0.6%
AstraZeneca plc ADR	6,787,204	303,116	0.6%
Novartis AG	3,216,408	265,350	0.5%
CVS Health Corp.	4,133,974	245,269	0.5%
Eli Lilly & Co.	1,364,353	189,263	0.3%
Health Care—Other †		94,096	0.2%
		4,027,480	7.5%
Industrials
Lockheed Martin Corp.	1,625,437	550,942	1.0%
Eaton Corp. plc	5,480,794	425,803	0.8%
Caterpillar Inc.	3,409,145	395,597	0.7%
Union Pacific Corp.	2,633,363	371,410	0.7%
General Dynamics Corp.	2,076,000	274,676	0.5%
Emerson Electric Co.	3,921,412	186,855	0.3%
Industrials—Other †		493,784	1.0%
		2,699,067	5.0%
Information Technology
Cisco Systems Inc.	20,852,923	819,728	1.5%
Intel Corp.	10,988,669	594,707	1.1%
Corning Inc.	13,652,233	280,417	0.5%
Texas Instruments Inc.	2,314,409	231,279	0.5%
Information Technology—Other †		331,468	0.6%
		2,257,599	4.2%
Real Estate
Crown Castle International Corp.	3,462,258	499,950	0.9%

Utilities
Dominion Energy Inc.	5,313,418	383,576	0.7%
Exelon Corp.	7,781,594	286,440	0.5%
Sempra Energy	2,431,427	274,727	0.5%
Duke Energy Corp.	3,396,528	274,711	0.5%
American Electric Power Co. Inc.	3,021,737	241,679	0.5%
Eversource Energy	2,512,110	196,472	0.4%
		1,657,605	3.1%
Total Common Stocks (Cost $18,201,394)		20,547,842	38.2%

Coupon
Temporary Cash Investments
Money Market Fund
5,6	Vanguard Market Liquidity Fund	0.943%	2,718,889	271,563	0.5%

Wellesley Income Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Repurchase Agreements
Bank of America (Dated 3/31/20, Repurchase Value $12,100,000, collateralized by U.S. Treasury Note/Bond, 2.500%, 2/15/22, with a value of $12,342,000)	0.010%	4/1/20	12,100	12,100	0.0%
Deutsche Bank Securities, Inc. (Dated 3/31/20, Repurchase Value $23,500,000, collateralized by U.S. Treasury Note/Bond, 2.875%, 10/31/20, with a value of $23,970,000)	0.020%	4/1/20	23,500	23,500	0.1%
HSBC Bank USA (Dated 3/31/20, Repurchase Value $900,000, collateralized by Federal National Mortgage Assn., 4.500%, 8/1/45, U.S. Treasury Bill, 0.000%, 4/7/20, and U.S. Treasury Note/Bond, 1.125%, 2/28/22, with a value of $918,000)	0.010%	4/1/20	900	900	0.0%
HSBC Bank USA (Dated 3/31/20, Repurchase Value $50,200,000, collateralized by U.S. Treasury Note/Bond, 0.750%–6.125%, 11/15/27–2/15/44, with a value of $51,204,000)	0.010%	4/1/20	50,200	50,200	0.1%
JP Morgan Securities LLC (Dated 3/31/20, Repurchase Value $17,400,000, collateralized by U.S. Treasury Bill, 0.000%, 4/14/20–3/25/21, and U.S. Treasury Note/Bond, 1.125%–3.000%, 4/30/20–11/15/45, with a value of $17,748,000)	0.010%	4/1/20	17,400	17,400	0.0%
Natixis (Dated 3/31/20, Repurchase Value $600,000, collateralized by U.S. Treasury Note/Bond, 1.375%-3.625%, 1/31/21-8/15/43, with a value of $612,000)	0.010%	4/1/20	600	600	0.0%
Nomura International plc (Dated 3/31/20, Repurchase Value $73,200,000, collateralized by U.S. Treasury Note/Bond, 0.125%–2.625%, 4/15/20–7/15/26, with a value of $74,664,000)	0.010%	4/1/20	73,200	73,200	0.2%

Wellesley Income Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	RBC Capital Markets LLC (Dated 3/31/20, Repurchase Value $14,600,000, collateralized by Federal Home Loan Mortgage Corp., 4.000%, 9/1/48 and Federal National Mortgage Assn., 3.000%–4.500%, 8/1/47–9/1/49, with a value of $14,892,000)	0.010%	4/1/20	14,600	14,600	0.0%
	RBS Securities, Inc. (Dated 3/31/20, Repurchase Value $10,300,000, collateralized by U.S. Treasury Note/Bond, 4.250%, 5/15/39, with a value of $10,506,000)	0.010%	4/1/20	10,300	10,300	0.0%
					202,800	0.4%
U.S. Government and Agency Obligations

1,2	United States Treasury Bill	1.482%-1.503%	5/28/20	677,000	676,899	1.2%
	United States Treasury Bill	0.120%–1.432%	8/20/20–2/25/21	207,000	206,759	0.4%
	United States Treasury Bill	0.111%-0.120%	3/25/21	314,412	313,881	0.6%
					1,197,539	2.2%

[7]Commercial Paper †					61,751	0.1%
Total Temporary Cash Investments (Cost $1,732,361)					1,733,653	3.2%
Total Investments (Cost $49,893,423)					53,809,967	99.9%
[4,8]Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $66,429) †					(69,973)	(0.1%)
Other Assets and Other Liabilities—Net[6]					101,570	0.2%
Net Assets					53,841,564	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $274,459,000.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Securities with a value of $11,252,000 have been segregated as initial margin for open futures contracts.

2	Includes $7,313,000 of collateral received for TBA transactions.

3	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $6,894,060,000, representing 12.8% of net assets.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6	Includes investment of cash collateral received for securities on loan. The fund received additional collateral on the next business day.

7	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At March 31, 2020, the value of these securities was $25,867,000, representing 0.0% of net assets.

8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2020.

ADR—American Depositary Receipt.

Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2020	6,217	779,359	25,923
10-Year U.S. Treasury Note	June 2020	1,945	269,747	8,476
				34,399

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $49,621,724)	53,538,404
Affiliated Issuers (Cost $271,699)	271,563
Total Investments in Securities	53,809,967
Investment in Vanguard	2,721
Foreign Currency, at Value (Cost $506)	514
Receivables for Investment Securities Sold	607,200
Receivables for Accrued Income	312,300
Receivables for Capital Shares Issued	29,272
Total Assets	54,761,974
Liabilities
Due to Custodian	476
Liability for Sale Commitments, at Value (Proceeds $66,429)	69,973
Payables for Investment Securities Purchased	500,901
Collateral for Securities on Loan	271,699
Payables to Investment Advisor	9,323
Payables for Capital Shares Redeemed	39,403
Payables to Vanguard	28,070
Variation Margin Payable—Futures Contracts	565
Total Liabilities	920,410
Net Assets	53,841,564

At March 31, 2020, net assets consisted of:

Paid-in Capital	49,603,017
Total Distributable Earnings (Loss)	4,238,547
Net Assets	53,841,564

Investor Shares—Net Assets
Applicable to 467,870,494 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,738,331
Net Asset Value Per Share—Investor Shares	$25.09

Admiral Shares—Net Assets
Applicable to 692,802,404 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,103,233
Net Asset Value Per Share—Admiral Shares	$60.77

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends[1]	348,839
Interest	583,812
Securities Lending—Net	201
Total Income	932,852
Expenses
Investment Advisory Fees—Note B
Basic Fee	15,831
Performance Adjustment	2,407
The Vanguard Group—Note C
Management and Administrative—Investor Shares	10,137
Management and Administrative—Admiral Shares	21,355
Marketing and Distribution—Investor Shares	771
Marketing and Distribution—Admiral Shares	1,302
Custodian Fees	124
Shareholders’ Reports—Investor Shares	109
Shareholders’ Reports—Admiral Shares	144
Trustees’ Fees and Expenses	40
Total Expenses	52,220
Net Investment Income	880,632
Realized Net Gain (Loss)
Investment Securities Sold[2]	386,432
Futures Contracts	22,332
Options Purchased	(2,499)
Forward Currency Contracts	(417)
Foreign Currencies	575
Realized Net Gain (Loss)	406,423
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(4,470,520)
Futures Contracts	43,454
Forward Currency Contracts	(79)
Foreign Currencies	324
Change in Unrealized Appreciation (Depreciation)	(4,426,821)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,139,766)

1	Dividends are net of foreign withholding taxes of $6,902,000.
2	Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the fund were ($8,000) and ($136,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	880,632	1,685,970
Realized Net Gain (Loss)	406,423	612,150
Change in Unrealized Appreciation (Depreciation)	(4,426,821)	3,156,344
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,139,766)	5,454,464
Distributions[1]
Investor Shares	(332,087)	(849,601)
Admiral Shares	(1,190,521)	(2,889,069)
Total Distributions	(1,522,608)	(3,738,670)
Capital Share Transactions
Investor Shares	(105,445)	91,771
Admiral Shares	653,089	2,994,747
Net Increase (Decrease) from Capital Share Transactions	547,644	3,086,518
Total Increase (Decrease)	(4,114,730)	4,802,312
Net Assets
Beginning of Period	57,956,294	53,153,982
End of Period	53,841,564	57,956,294

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.18	$26.43	$26.66	$26.13	$24.71	$25.65
Investment Operations
Net Investment Income	.398[1]	.803[1]	.779[1]	.769[1]	.761	.760
Net Realized and Unrealized Gain (Loss) on Investments	(1.788)	1.787	.086	.810	2.014	(.487)
Total from Investment Operations	(1.390)	2.590	.865	1.579	2.775	.273
Distributions
Dividends from Net Investment Income	(.418)	(.799)	(.786)	(.780)	(.746)	(.761)
Distributions from Realized Capital Gains	(.282)	(1.041)	(.309)	(.269)	(.609)	(.452)
Total Distributions	(.700)	(1.840)	(1.095)	(1.049)	(1.355)	(1.213)
Net Asset Value, End of Period	$25.09	$27.18	$26.43	$26.66	$26.13	$24.71

Total Return[2]	-5.19%	10.54%	3.28%	6.22%	11.58%	1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,738	$12,864	$12,398	$14,220	$14,175	$11,617
Ratio of Total Expenses to Average Net Assets[3]	0.23%	0.23%	0.23%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.94%	3.08%	2.93%	2.95%	3.02%	2.96%
Portfolio Turnover Rate[4]	30%	28%	36%	22%	31%	59%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.00%, (0.00%), 0.00%, and 0.00%.
4	Includes 5%, 2%, 4%, 1%, 15%, and 18% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$65.85	$64.03	$64.57	$63.30	$59.87	$62.14
Investment Operations
Net Investment Income	.989[1]	1.990[1]	1.934[1]	1.908[1]	1.887	1.884
Net Realized and Unrealized Gain (Loss) on Investments	(4.349)	4.331	.226	1.945	4.868	(1.171)
Total from Investment Operations	(3.360)	6.321	2.160	3.853	6.755	.713
Distributions
Dividends from Net Investment Income	(1.037)	(1.979)	(1.951)	(1.932)	(1.850)	(1.888)
Distributions from Realized Capital Gains	(.683)	(2.522)	(.749)	(.651)	(1.475)	(1.095)
Total Distributions	(1.720)	(4.501)	(2.700)	(2.583)	(3.325)	(2.983)
Net Asset Value, End of Period	$60.77	$65.85	$64.03	$64.57	$63.30	$59.87

Total Return[2]	-5.18%	10.62%	3.38%	6.27%	11.64%	1.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,103	$45,092	$40,756	$39,974	$35,678	$28,083
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.16%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.01%	3.15%	3.00%	3.02%	3.09%	3.03%
Portfolio Turnover Rate[4]	30%	28%	36%	22%	31%	59%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.00%, (0.00%), 0.00%, and 0.00%.
4	Includes 5%, 2%, 4%, 1%, 15%, and 18% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Notes to Financial Statements

Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary

Wellesley Income Fund

risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

Wellesley Income Fund

During the six months ended March 31, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at March 31, 2020.

5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options on futures contracts are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended March 31, 2020, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts at March 31, 2020.

6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including

Wellesley Income Fund

bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2020, counterparties had deposited in segregated accounts securities with a value of $643,000 and cash of $3,346,000 in connection with TBA transactions.

7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

8. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Wellesley Income Fund

11. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

12. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

Wellesley Income Fund

13. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to a combined index comprising the Bloomberg Barclays U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index for the preceding three years. For the six months ended March 31, 2020, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund’s average net assets before an increase of $2,407,000 (0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,721,000, representing 0.01% of the fund’s net assets and 1.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Wellesley Income Fund

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,331,794	—	2,331,794
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,794,348	—	1,794,348
Corporate Bonds	—	24,398,993	—	24,398,993
Sovereign Bonds	—	1,196,890	—	1,196,890
Taxable Municipal Bonds	—	1,806,447	—	1,806,447
Common Stocks	19,474,496	1,073,346	—	20,547,842
Temporary Cash Investments	271,563	1,462,090	—	1,733,653
Total	19,746,059	34,063,908	—	53,809,967
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	69,973	—	69,973
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	565	—	—	565

1 Represents variation margin on the last day of the reporting period.

E. At March 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Payable—Futures Contracts	565	—	565

Wellesley Income Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2020, were:

	Interest Rate	Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	22,332	—	22,332
Options Purchased	(2,499)	—	(2,499)
Forward Currency Contracts	—	(417)	(417)
Realized Net Gain (Loss) on Derivatives	19,833	(417)	19,416
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	43,454	—	43,454
Forward Currency Contracts	—	(79)	(79)
Change in Unrealized Appreciation (Depreciation) on Derivatives	43,454	(79)	43,375

F. As of March 31, 2020, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	49,858,556
Gross Unrealized Appreciation	5,792,732
Gross Unrealized Depreciation	(1,876,895)
Net Unrealized Appreciation (Depreciation)	3,915,837

G. During the six months ended March 31, 2020, the fund purchased $8,433,088,000 of investment securities and sold $5,104,557,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,517,848,000 and $12,622,380,000, respectively.

Wellesley Income Fund

H. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2020		September 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,371,770	50,625	1,975,289	75,854
Issued in Lieu of Cash Distributions	307,371	11,815	787,384	31,482
Redeemed	(1,784,586)	(67,818)	(2,670,902)	(103,132)
Net Increase (Decrease)—Investor Shares	(105,445)	(5,378)	91,771	4,204
Admiral Shares
Issued	4,290,119	65,474	6,194,924	98,092
Issued in Lieu of Cash Distributions	1,044,401	16,585	2,553,941	42,137
Redeemed	(4,681,431)	(74,077)	(5,754,118)	(91,951)
Net Increase (Decrease)—Admiral Shares	653,089	7,982	2,994,747	48,278

I. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Wellesley Income Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Wellesley Income Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q272 052020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.3%)
U.S. Government Securities (2.0%)
	United States Treasury Note/Bond	2.125%	12/31/22	10,400	10,910
	United States Treasury Note/Bond	2.000%	8/15/25	10,230	11,061
	United States Treasury Note/Bond	2.250%	11/15/27	23,580	26,483
1,2	United States Treasury Note/Bond	3.125%	11/15/28	358,235	432,289
2	United States Treasury Note/Bond	2.375%	5/15/29	76,515	87,969
	United States Treasury Note/Bond	1.625%	8/15/29	25,430	27,607
	United States Treasury Note/Bond	1.500%	2/15/30	19,915	21,468
1	United States Treasury Note/Bond	3.625%	2/15/44	13,285	19,411
	United States Treasury Note/Bond	2.875%	5/15/49	94,220	127,771
	United States Treasury Note/Bond	2.250%	8/15/49	99,720	120,661
	United States Treasury Note/Bond	2.000%	2/15/50	147,060	170,773
					1,056,403
Agency Notes (0.1%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	31,931

Conventional Mortgage-Backed Securities (0.7%)
3,4	Fannie Mae Pool	2.500%	8/1/27–12/1/49	73,278	77,400
3,4	Fannie Mae Pool	2.780%	6/1/26	28,500	30,730
3,4,5	Fannie Mae Pool	3.000%	4/1/35–10/1/46	104,123	109,090
3,4	Fannie Mae Pool	3.070%	2/1/25	11,700	12,588
3,4	Fannie Mae Pool	3.500%	9/1/47–9/1/48	5,821	6,200
3,4	Fannie Mae Pool	4.000%	12/1/48–2/1/49	86,737	92,542
3,4	Freddie Mac Gold Pool	4.000%	7/1/33–12/1/48	43,517	46,419
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	25	29
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	2,346	2,699
3,4	UMBS Pool	2.500%	12/1/49	23,899,442	24,764
					402,461
Nonconventional Mortgage-Backed Securities (1.5%)
3,4	Fannie Mae REMICS	1.250%	2/25/28	22,479	22,594
3,4	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	26,575	26,772
3,4	Fannie Mae REMICS	1.700%	6/25/43	4,789	4,856
3,4	Fannie Mae REMICS	2.000%	5/25/39–6/25/44	16,345	16,884
3,4	Fannie Mae REMICS	3.000%	6/25/44–9/25/57	116,352	120,332
3,4	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	388,889	420,905
3,4	Fannie Mae REMICS	4.000%	9/25/29–7/25/53	17,630	18,647
3,4	Freddie Mac REMICS	1.500%	10/15/42	16,239	16,331
3,4	Freddie Mac REMICS	1.750%	3/15/41	16,967	17,085
3,4	Freddie Mac REMICS	2.000%	7/15/31–9/15/31	38,431	39,234
3,4	Freddie Mac REMICS	2.500%	9/15/32	4,496	4,609
3,4	Freddie Mac REMICS	3.000%	12/15/39–5/15/46	40,714	42,519
3,4	Freddie Mac REMICS	3.500%	3/15/31	3,095	3,330
3,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	59,544	65,515
3	Ginnie Mae REMICS	1.700%	10/20/45	9,991	10,107
3	Ginnie Mae REMICS	1.800%	5/20/41	11,102	11,279
					840,999
Total U.S. Government and Agency Obligations (Cost $2,120,195)					2,331,794
Asset-Backed/Commercial Mortgage-Backed Securities (3.3%)
3,6	Aaset 2019-1 Trust	3.844%	5/15/39	13,128	9,890
6	American Tower Trust I	3.070%	3/15/23	32,900	34,065
3	AmeriCredit Automobile Receivables Trust 2016-3	2.240%	4/8/22	11,505	11,356
3,6	Angel Oak Mortgage Trust 2019-5	2.593%	10/25/49	12,519	12,373
3,6	Angel Oak Mortgage Trust 2019-6	2.620%	11/25/59	31,041	30,742
3,6	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	7,358	7,409
3,6	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	25,406	24,988
3,6,7	Ares XXIX CLO Ltd., 3M USD LIBOR + 1.190%	3.026%	4/17/26	8,303	8,257
3,6,7	Atlas Senior Loan Fund X Ltd., 3M USD LIBOR + 1.090%	2.921%	1/15/31	7,405	6,890
3,6,7	Avery Point IV CLO Ltd., 3M USD LIBOR + 1.100%	2.894%	4/25/26	11,927	11,843
3,6,7	Babson CLO Ltd. 2014-I, 3M USD LIBOR + 1.150%	2.969%	7/20/25	1,291	1,288
6	Bank of Montreal	2.500%	1/11/22	122,300	126,072

1

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	10,415	10,360
3,6	Canadian Pacer Auto Receiveable Trust A Series 2018	3.000%	6/21/21	1,740	1,744
3,6	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	4,940	4,944
3	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	12,581	12,581
3	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	34,073	34,624
3,6	Castlelake Aircraft Securitization Trust 2019-1	3.967%	4/15/39	25,966	18,168
3,6,7	Cent CLO, 3M USD LIBOR + 1.150%	2.944%	10/25/28	16,895	16,266
3,6	Chesapeake Funding II LLC	3.390%	1/15/31	24,310	24,166
3,6	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	2,632	2,634
3,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	25,154	24,880
3,6	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	26,125	26,229
3,6	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	5,212	5,154
3,6	COLT 2018-4 Mortgage Loan Trust	4.006%	12/28/48	2,789	2,760
3,6	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	10,870	10,675
3,6	COLT 2020-1 Mortgage Loan Trust	2.488%	2/25/50	19,811	19,161
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,390
3,6	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	11,135	11,162
3,6	DB Master Finance LLC	3.787%	5/20/49	15,031	13,702
3,6	DB Master Finance LLC	4.021%	5/20/49	13,429	11,683
3,6	Deephave Residential Mortgage Trust 2019-2	3.558%	4/25/59	10,658	10,502
6	DNB Boligkreditt AS	2.500%	3/28/22	24,355	25,142
3,6	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,225	3,207
3,6	Enterprise Fleet Financing LLC	2.290%	2/20/25	31,355	31,295
3,6	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	114	113
3,6	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	15,508	15,462
3,6	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	14,322	14,339
3,6	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	22,559	22,512
3,6	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	20,280	19,908
3,6	Evergreen Credit Card Trust 2018-1	2.950%	3/15/23	61,000	62,169
3,6	Exeter Automobile Receivables Trust 2019-3	2.590%	9/15/22	7,168	7,117
3,6	Exeter Automobile Receivables Trust 2019-4	2.180%	1/17/23	11,618	11,586
3,4,7	Fannie Mae Connecticut Avenue Securities, 1M USD LIBOR + 5.900%	6.847%	10/25/28	8,218	6,194
3	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	12,250	11,783
3,4	Freddie Mac Multifamily Structured Pass Through Certificates	3.750%	8/25/25	10,785	11,907
3,4	Freddie Mac Multifamily Structured Pass Through Certificates	2.610%	1/25/26	20,480	21,529
3,4	Freddie Mac Multifamily Structured Pass Through Certificates	2.282%	7/25/26	29,245	30,560
3,6	Golden Credit Card Trust	1.980%	4/15/22	29,050	29,055
3,6	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	18,500	18,736
6	GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,800
3,6	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	31,341	30,877
3,6	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	10,626	7,434
3,6	Horizon Aircraft Finance Ltd.	3.425%	11/15/39	10,621	7,433
3,6	MACH 1 Cayman 2019-1 Ltd.	3.474%	10/15/39	12,625	8,176
3,6,7	Madison Park Funding XII Ltd., 3M USD LIBOR + 1.260%	3.079%	7/20/26	10,507	10,437
3,6,7	Madison Park Funding XIII Ltd., 3M USD LIBOR + 0.950%	2.769%	4/19/30	34,150	29,270
3,6	MAPS Ltd.	4.458%	3/15/44	6,193	4,520
3,6,7	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	1.414%	7/21/24	36,965	36,223
3,6	MMAF Equipment Finance LLC 2019-B	2.010%	12/12/24	26,615	27,370
6	National Australia Bank Ltd.	2.400%	12/7/21	75,600	75,190
3	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	15,895	15,753
3,6	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	37,615	37,851
3,6	OneMain Financial Issuance Trust 2016-1A	3.660%	2/20/29	131	131
3,6	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	7,743	7,584
3,6	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	33,750	33,967
3,6	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	15,050	14,815
3,6	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	11,435	11,204
3,4	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	22,920	24,470

2

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3,4	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	37,047	39,196
3,4	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	54,436	57,674
3,6	Securitized Term Auto Receivables Trust 2018-2	3.060%	2/25/21	812	811
3,6	Securitized Term Auto Receivables Trust 2018-2	3.325%	8/25/22	18,220	18,170
3,6,7	Seneca Park CLO Ltd. 2014-1, 3M USD LIBOR + 1.120%	2.956%	7/17/26	5,630	5,607
3,6	SFAVE Commercial Mortgage Securities Trust 2015-5AVE	4.144%	1/5/43	22,000	22,530
3,6	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	11,203	11,083
3,6	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	13,769	13,472
3,6	SoFi Consumer Loan Program 2020-1 Trust	2.020%	1/25/29	20,895	19,429
3,6	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,533
3,6	Start III Ltd.	3.536%	11/15/44	13,068	9,145
3,6	START Ireland	4.089%	3/15/44	18,033	11,986
3,6,7	Symphony CLO XIV Ltd., 3M USD LIBOR + 0.950%	2.788%	7/14/26	34,437	33,273
3,6,7	Thacher Park CLO Ltd., 3M USD LIBOR + 1.160%	2.979%	10/20/26	7,106	7,049
6	Toronto-Dominion Bank	2.500%	1/18/22	77,500	79,761
3,6	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	1,190	1,204
3,6	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	41,965	42,668
3	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	6,775	7,073
3,6	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	17,787	18,079
3,6	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	8,992	8,477
3	Verizon Owner Trust 2018-A	3.230%	4/20/23	20,670	20,897
3,6	Verus Securitization Trust 2019-2	3.211%	5/25/59	12,142	11,950
3,6,7	Voya CLO 2014-1 Ltd., 3M USD LIBOR + 0.990%	2.809%	4/18/31	16,725	15,331
3,6	Westlake Automobile Receivables Trust	2.150%	2/15/23	12,930	12,873
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,834,379)					1,794,348
Corporate Bonds (45.3%)
Finance (17.2%)
	Banking (14.1%)
6	ABN AMRO Bank NV	2.450%	6/4/20	20,406	20,394
	American Express Credit Corp.	2.700%	3/3/22	83,055	83,649
	Banco Santander SA	3.125%	2/23/23	28,600	28,381
	Banco Santander SA	3.848%	4/12/23	17,000	16,999
	Bank of America Corp.	3.300%	1/11/23	18,875	19,560
3	Bank of America Corp.	2.816%	7/21/23	60,600	61,345
	Bank of America Corp.	4.125%	1/22/24	7,500	8,004
	Bank of America Corp.	4.000%	1/22/25	26,225	27,599
3	Bank of America Corp.	3.559%	4/23/27	54,370	56,896
3	Bank of America Corp.	3.593%	7/21/28	37,995	39,422
3	Bank of America Corp.	3.419%	12/20/28	48,603	50,197
3	Bank of America Corp.	4.271%	7/23/29	72,640	78,434
3	Bank of America Corp.	3.974%	2/7/30	69,430	75,023
3	Bank of America Corp.	3.194%	7/23/30	33,250	33,515
3	Bank of America Corp.	2.496%	2/13/31	99,085	96,382
	Bank of America Corp.	6.110%	1/29/37	30,000	37,800
	Bank of America Corp.	5.875%	2/7/42	8,770	12,322
	Bank of America Corp.	5.000%	1/21/44	24,180	30,769
3	Bank of America Corp.	3.946%	1/23/49	5,290	5,713
3	Bank of America Corp.	4.330%	3/15/50	59,475	71,073
	Bank of Montreal	3.100%	4/13/21	46,940	47,401
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	32,905
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	23,581
7	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	2.819%	10/30/23	43,060	41,338
	Bank of Nova Scotia	2.450%	3/22/21	39,905	39,745
	Bank of Nova Scotia	2.800%	7/21/21	58,100	58,370
	Bank of Nova Scotia	2.700%	8/3/26	60,225	60,799
	Bank One Corp.	7.750%	7/15/25	25,000	29,920
6	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	38,118
	Barclays Bank plc	5.140%	10/14/20	7,935	8,072
3	Barclays plc	3.932%	5/7/25	52,770	52,658

3

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
7	Barclays plc, 3M USD LIBOR + 1.380%	3.072%	5/16/24	36,710	35,061
6	BNP Paribas SA	2.950%	5/23/22	4,365	4,320
	BNP Paribas SA	3.250%	3/3/23	4,190	4,279
6	BNP Paribas SA	3.800%	1/10/24	76,490	77,071
6	BNP Paribas SA	3.375%	1/9/25	61,070	60,565
3,6	BNP Paribas SA	2.819%	11/19/25	44,480	43,977
6	BNP Paribas SA	3.500%	11/16/27	74,220	72,602
6	BPCE SA	5.700%	10/22/23	10,670	11,243
	BPCE SA	4.000%	4/15/24	25,885	26,959
6	BPCE SA	5.150%	7/21/24	37,185	38,083
6	BPCE SA	3.500%	10/23/27	64,900	64,556
6	BPCE SA	2.700%	10/1/29	48,550	46,987
7	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	1.460%	6/16/22	57,790	56,919
	Capital One Financial Corp.	2.500%	5/12/20	27,000	27,000
	Capital One Financial Corp.	4.750%	7/15/21	36,165	36,978
	Capital One Financial Corp.	3.750%	4/24/24	60,945	61,622
	Capital One Financial Corp.	3.200%	2/5/25	9,055	9,084
	Citibank NA	3.050%	5/1/20	67,750	67,750
	Citigroup Inc.	4.500%	1/14/22	30,140	31,346
	Citigroup Inc.	4.125%	7/25/28	45,085	46,828
3	Citigroup Inc.	3.520%	10/27/28	72,260	73,535
	Citigroup Inc.	6.625%	6/15/32	9,000	10,732
3	Citigroup Inc.	3.878%	1/24/39	37,225	39,212
	Citigroup Inc.	8.125%	7/15/39	1,883	3,008
	Citigroup Inc.	5.875%	1/30/42	7,460	9,996
	Citigroup Inc.	5.300%	5/6/44	12,142	14,236
	Comerica Bank	2.500%	7/23/24	26,085	25,869
6	Credit Agricole SA	3.750%	4/24/23	31,690	32,055
6	Credit Agricole SA	3.250%	10/4/24	79,590	79,415
6,7	Credit Agricole SA, 3M USD LIBOR + 1.020%	2.821%	4/24/23	16,500	14,756
	Credit Suisse AG	3.000%	10/29/21	53,710	54,788
	Credit Suisse AG	3.625%	9/9/24	3,955	4,158
6	Credit Suisse Group AG	3.574%	1/9/23	40,835	40,935
3,6	Credit Suisse Group AG	4.207%	6/12/24	12,285	12,455
3,6	Credit Suisse Group AG	2.593%	9/11/25	33,940	32,345
3,6	Credit Suisse Group AG	3.869%	1/12/29	11,050	11,138
6,7	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	2.024%	6/12/24	24,825	22,188
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	25,000	24,963
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	46,446
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	58,237
6	Danske Bank A/S	2.000%	9/8/21	41,970	41,850
6	Danske Bank A/S	5.000%	1/12/22	20,770	21,130
6	Danske Bank A/S	3.875%	9/12/23	45,515	45,177
6	Danske Bank A/S	5.375%	1/12/24	27,035	28,381
	Deutsche Bank AG	4.250%	10/14/21	20,815	19,798
6	DNB Bank ASA	2.375%	6/2/21	42,450	42,542
	Fifth Third Bank	2.875%	10/1/21	8,780	8,933
	Fifth Third Bank	3.850%	3/15/26	29,295	29,913
	Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	25,809
	Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,281
	Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	72,711
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	71,246
3	Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	65,809
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,976
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	17,078
3	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	44,982
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	13,667
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	49,079
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	37,076
3	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	14,900
3	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	75,282
3	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	58,220
	Goldman Sachs Group Inc.	6.250%	2/1/41	28,795	39,888

4

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	23,551
6	HSBC Bank plc	4.750%	1/19/21	42,960	42,966
	HSBC Holdings plc	3.400%	3/8/21	50,000	50,260
	HSBC Holdings plc	4.000%	3/30/22	10,870	11,137
3	HSBC Holdings plc	3.262%	3/13/23	25,625	25,665
	HSBC Holdings plc	3.600%	5/25/23	56,130	56,202
	HSBC Holdings plc	3.900%	5/25/26	7,915	8,079
3	HSBC Holdings plc	4.041%	3/13/28	27,520	27,983
3	HSBC Holdings plc	4.583%	6/19/29	40,190	42,160
	HSBC Holdings plc	7.625%	5/17/32	15,800	22,618
	HSBC Holdings plc	6.500%	5/2/36	22,000	26,749
	HSBC Holdings plc	6.100%	1/14/42	43,680	56,289
	HSBC Holdings plc	5.250%	3/14/44	5,795	6,252
7	HSBC Holdings plc, 3M USD LIBOR + 1.000%	2.692%	5/18/24	26,495	24,640
	HSBC USA Inc.	3.500%	6/23/24	18,355	18,504
	Huntington Bancshares Inc.	3.150%	3/14/21	26,950	27,085
	ING Groep NV	3.150%	3/29/22	13,170	13,256
	ING Groep NV	3.950%	3/29/27	33,605	34,175
	JPMorgan Chase & Co.	2.550%	3/1/21	26,000	26,098
	JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,345
	JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,081
	JPMorgan Chase & Co.	3.250%	9/23/22	22,380	23,050
	JPMorgan Chase & Co.	3.375%	5/1/23	36,370	37,732
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,969
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	12,293
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	28,038
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	77,511
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	26,443
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	10,089
3	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	44,866
3	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	20,347
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	97,125
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	22,201
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	17,904
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	15,090
3	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	185,400
3,6	Macquarie Group Ltd.	4.150%	3/27/24	50,725	51,260
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	20,479
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	64,285	64,177
	Morgan Stanley	5.500%	7/24/20	15,000	15,131
	Morgan Stanley	5.750%	1/25/21	13,900	14,265
	Morgan Stanley	2.500%	4/21/21	30,630	30,707
	Morgan Stanley	2.625%	11/17/21	30,200	30,237
	Morgan Stanley	2.750%	5/19/22	63,830	64,546
	Morgan Stanley	3.750%	2/25/23	23,000	23,979
	Morgan Stanley	3.875%	4/29/24	22,050	23,202
3	Morgan Stanley	2.720%	7/22/25	51,520	52,108
	Morgan Stanley	4.000%	7/23/25	20,805	22,261
	Morgan Stanley	3.125%	7/27/26	36,950	38,192
	Morgan Stanley	4.350%	9/8/26	15,000	16,072
	Morgan Stanley	3.625%	1/20/27	31,000	32,738
3	Morgan Stanley	3.772%	1/24/29	56,830	59,908
3	Morgan Stanley	2.699%	1/22/31	72,345	70,808
	Morgan Stanley	7.250%	4/1/32	51,100	70,032
	Morgan Stanley	4.300%	1/27/45	24,705	30,047
3,6	Nationwide Building Society	3.622%	4/26/23	22,755	22,584
6	NBK SPC Ltd.	2.750%	5/30/22	56,875	55,737
	PNC Bank NA	3.300%	10/30/24	14,645	15,207
	PNC Bank NA	2.950%	2/23/25	34,775	33,093
	PNC Bank NA	3.100%	10/25/27	42,485	43,757
	PNC Bank NA	3.250%	1/22/28	60,960	62,946
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	41,534
	PNC Financial Services Group Inc.	2.550%	1/22/30	52,980	51,323
	Royal Bank of Canada	2.500%	1/19/21	24,750	24,741

5

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Bank of Canada	2.750%	2/1/22	44,630	45,600
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	27,837
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	24,502
6	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	50,967
6	Societe Generale SA	3.250%	1/12/22	38,965	38,673
3,6	Standard Chartered plc	2.744%	9/10/22	42,655	42,075
3	State Street Corp.	2.653%	5/15/23	31,280	30,524
	Svenska Handelsbanken AB	1.875%	9/7/21	37,750	37,645
	Synchrony Bank	3.650%	5/24/21	46,290	45,710
	Toronto-Dominion Bank	2.500%	12/14/20	97,700	97,550
	Truist Bank	2.625%	1/15/22	61,500	62,119
	Truist Bank	3.300%	5/15/26	11,955	12,317
	Truist Financial Corp	2.900%	3/3/21	34,300	34,386
	Truist Financial Corp.	3.200%	9/3/21	25,210	25,359
	Truist Financial Corp.	2.200%	3/16/23	60,000	60,227
	Truist Financial Corp.	3.700%	6/5/25	48,000	50,093
6	UBS AG	2.200%	6/8/20	27,590	27,576
3,6	UBS Group AG	3.126%	8/13/30	18,240	17,768
6	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	36,756
6	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	59,025
6	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	45,440
	US Bancorp	2.625%	1/24/22	47,510	48,282
	US Bancorp	3.700%	1/30/24	39,005	41,090
	US Bancorp	2.375%	7/22/26	45,000	43,940
	Wachovia Corp.	6.605%	10/1/25	15,000	17,438
	Wells Fargo & Co.	3.000%	1/22/21	27,580	27,674
	Wells Fargo & Co.	3.500%	3/8/22	54,840	55,788
	Wells Fargo & Co.	3.069%	1/24/23	10,465	10,634
	Wells Fargo & Co.	3.450%	2/13/23	39,400	40,534
	Wells Fargo & Co.	4.480%	1/16/24	34,444	37,110
	Wells Fargo & Co.	3.750%	1/24/24	30,455	32,247
	Wells Fargo & Co.	3.000%	2/19/25	28,660	29,596
	Wells Fargo & Co.	3.550%	9/29/25	27,170	28,661
	Wells Fargo & Co.	3.000%	4/22/26	36,830	37,894
	Wells Fargo & Co.	4.100%	6/3/26	45,700	47,873
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,579
3	Wells Fargo & Co.	3.196%	6/17/27	57,145	58,859
3	Wells Fargo & Co.	2.879%	10/30/30	28,045	27,800
3	Wells Fargo & Co.	2.572%	2/11/31	98,745	94,907
	Wells Fargo & Co.	5.606%	1/15/44	28,551	33,965
	Wells Fargo & Co.	4.650%	11/4/44	20,735	23,256
	Wells Fargo & Co.	4.900%	11/17/45	16,060	18,308
	Wells Fargo & Co.	4.400%	6/14/46	36,200	38,955
	Wells Fargo & Co.	4.750%	12/7/46	38,790	44,738
	Westpac Banking Corp.	2.300%	5/26/20	22,948	22,953
	Brokerage (0.0%)
	Charles Schwab Corp.	3.200%	3/2/27	19,790	20,876

	Insurance (2.8%)
	Aetna Inc.	2.800%	6/15/23	32,080	32,523
6	AIA Group Ltd.	3.600%	4/9/29	49,000	50,747
6	AIA Group Ltd.	3.375%	4/7/30	12,795	12,898
6	AIG Global Funding	2.700%	12/15/21	41,815	41,641
	American International Group Inc.	4.250%	3/15/29	33,365	34,846
	American International Group Inc.	4.500%	7/16/44	6,714	6,989
	American International Group Inc.	4.750%	4/1/48	4,455	4,719
	Anthem Inc.	3.700%	8/15/21	25,635	25,972
	Anthem Inc.	3.300%	1/15/23	20,000	20,266
	Anthem Inc.	3.650%	12/1/27	13,150	13,535
	Anthem Inc.	4.101%	3/1/28	42,145	45,366
	Anthem Inc.	4.650%	8/15/44	14,857	15,986
	Anthem Inc.	4.375%	12/1/47	11,455	12,350
	Berkshire Hathaway Inc.	2.750%	3/15/23	36,055	37,520

6

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	25,256
	Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,238
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	21,251
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	12,997
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	29,890
6	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,598
6	Guardian Life Global Funding	2.000%	4/26/21	12,825	12,774
6	Jackson National Life Global Funding	3.250%	1/30/24	48,955	48,685
6	Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,682
6	Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	10,150
6	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,653
	Loews Corp.	2.625%	5/15/23	14,100	13,917
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	24,338
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,400	13,274
6	MassMutual Global Funding II	2.000%	4/15/21	42,188	41,851
	MetLife Inc.	3.600%	4/10/24	28,000	29,355
	MetLife Inc.	4.125%	8/13/42	5,300	5,653
	MetLife Inc.	4.875%	11/13/43	17,500	19,578
6	Metropolitan Life Global Funding I	3.450%	10/9/21	28,465	28,668
6	Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	14,298
6	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	31,493
6	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	43,004
6	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	30,543
6	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	51,348
6	New York Life Global Funding	2.900%	1/17/24	58,670	60,300
6	New York Life Insurance Co.	5.875%	5/15/33	44,785	59,027
6	New York Life Insurance Co.	4.450%	5/15/69	14,535	15,092
6	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	23,919
6	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	9,828
6	Principal Financial Global Funding LLC	2.500%	9/16/29	45,000	40,416
	Prudential Financial Inc.	4.500%	11/15/20	24,055	24,246
	Prudential Financial Inc.	3.000%	3/10/40	8,200	7,501
6	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	21,990	24,494
6	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	43,965
	UnitedHealth Group Inc.	3.875%	10/15/20	6,786	6,834
	UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,386
	UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,321
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	14,902
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	37,989
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	10,787
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	28,140
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	43,278
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	35,528
	UnitedHealth Group Inc.	4.750%	7/15/45	19,035	23,587
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	9,591
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	14,913
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	6,115
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	46,064
	UnitedHealth Group Inc.	3.875%	8/15/59	4,060	4,483
	Willis North America Inc.	2.950%	9/15/29	6,870	6,796
	Real Estate Investment Trusts (0.3%)
	Boston Properties LP	3.125%	9/1/23	13,520	13,506
	Boston Properties LP	3.800%	2/1/24	1,780	1,869
	Healthpeak Properties Inc.	3.000%	1/15/30	30,600	29,544
	Simon Property Group LP	3.750%	2/1/24	6,645	6,684
	Simon Property Group LP	3.375%	10/1/24	20,470	20,656
	Simon Property Group LP	2.450%	9/13/29	38,350	34,653
6	WEA Finance LLC	4.125%	9/20/28	20,815	20,611
6	WEA Finance LLC	4.625%	9/20/48	26,575	23,365
					9,278,381
Industrial (22.6%)
	Basic Industry (0.1%)
6	Air Liquide Finance SA	2.250%	9/27/23	21,000	20,768

7

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	Air Liquide Finance SA	2.500%	9/27/26	16,815	16,547
	International Paper Co.	4.350%	8/15/48	43,570	44,789
	Capital Goods (1.8%)
6	BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	5,001
6	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	26,431
6	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	30,451
	Boeing Co.	2.700%	2/1/27	16,380	15,072
	Boeing Co.	5.875%	2/15/40	5,000	4,724
	Boeing Co.	3.375%	6/15/46	18,698	15,880
	Boeing Co.	3.850%	11/1/48	12,883	11,683
	Boeing Co.	3.825%	3/1/59	3,418	3,011
	Boeing Co.	3.950%	8/1/59	20,032	18,114
6	Carrier Global Corp.	2.722%	2/15/30	15,103	13,729
	Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	39,334
	Caterpillar Inc.	3.900%	5/27/21	16,635	17,019
	Caterpillar Inc.	2.600%	6/26/22	9,575	9,662
	Caterpillar Inc.	3.400%	5/15/24	19,475	20,264
	Caterpillar Inc.	5.200%	5/27/41	19,770	25,179
	Eaton Corp.	6.500%	6/1/25	10,000	11,457
	General Dynamics Corp.	2.875%	5/11/20	54,940	55,024
	General Dynamics Corp.	3.875%	7/15/21	9,950	10,154
	General Electric Co.	2.700%	10/9/22	14,000	13,753
	General Electric Co.	3.100%	1/9/23	6,094	6,049
	Honeywell International Inc.	4.250%	3/1/21	29,484	30,029
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	43,641
	John Deere Capital Corp.	2.800%	1/27/23	8,000	7,897
	John Deere Capital Corp.	3.350%	6/12/24	9,000	9,162
	John Deere Capital Corp.	3.450%	3/13/25	43,560	43,694
	Johnson Controls International plc	3.750%	12/1/21	596	609
	Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,370
	Lockheed Martin Corp.	2.900%	3/1/25	26,840	27,731
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	7,172
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	8,136
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	14,853
	Lockheed Martin Corp.	4.090%	9/15/52	4,609	5,591
6	Otis Worldwide Corp.	2.565%	2/15/30	8,155	7,958
6	Otis Worldwide Corp.	3.112%	2/15/40	16,205	15,238
6	Otis Worldwide Corp.	3.362%	2/15/50	29,445	28,453
	Parker-Hannifin Corp.	3.250%	6/14/29	9,065	9,237
	Parker-Hannifin Corp.	4.450%	11/21/44	14,290	15,245
	Raytheon Co.	3.125%	10/15/20	10,000	10,037
6	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	61,656
6	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	63,717
6	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	46,756
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	27,541
	United Technologies Corp.	4.125%	11/16/28	32,800	36,247
	United Technologies Corp.	4.450%	11/16/38	9,050	10,191
	United Technologies Corp.	4.500%	6/1/42	55,694	64,547
	United Technologies Corp.	3.750%	11/1/46	5,891	6,068
	Communication (3.5%)
	America Movil SAB de CV	3.125%	7/16/22	66,820	67,456
	America Movil SAB de CV	3.625%	4/22/29	25,600	26,338
	America Movil SAB de CV	6.125%	3/30/40	10,010	12,802
	American Tower Corp.	3.450%	9/15/21	23,985	24,104
	American Tower Corp.	4.700%	3/15/22	2,905	2,954
	American Tower Corp.	5.000%	2/15/24	8,641	9,152
	American Tower Corp.	4.400%	2/15/26	7,300	7,591
	American Tower Corp.	3.800%	8/15/29	32,261	33,117
	AT&T Inc.	2.450%	6/30/20	17,525	17,503
	AT&T Inc.	4.600%	2/15/21	4,900	4,942
	AT&T Inc.	3.875%	8/15/21	20,000	20,146
	AT&T Inc.	7.850%	1/15/22	23,750	25,419
	AT&T Inc.	3.600%	7/15/25	22,963	23,907

8

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
6	British Telecommunications plc	3.250%	11/8/29	31,785	30,966
	Comcast Corp.	3.000%	2/1/24	51,960	54,707
	Comcast Corp.	3.600%	3/1/24	60,515	64,796
	Comcast Corp.	3.375%	2/15/25	2,565	2,737
	Comcast Corp.	3.150%	3/1/26	15,280	16,023
	Comcast Corp.	2.350%	1/15/27	19,840	19,806
	Comcast Corp.	4.250%	1/15/33	15,060	17,489
	Comcast Corp.	4.200%	8/15/34	25,155	28,715
	Comcast Corp.	4.400%	8/15/35	32,657	38,413
	Comcast Corp.	4.600%	10/15/38	46,815	56,746
	Comcast Corp.	4.650%	7/15/42	7,260	9,121
	Comcast Corp.	4.500%	1/15/43	20,000	23,999
	Comcast Corp.	4.750%	3/1/44	28,710	36,196
	Comcast Corp.	4.600%	8/15/45	46,358	56,802
	Comcast Corp.	3.969%	11/1/47	40,576	46,849
	Comcast Corp.	4.000%	3/1/48	17,415	20,184
	Comcast Corp.	4.700%	10/15/48	55,710	71,778
	Comcast Corp.	3.999%	11/1/49	26,848	31,829
	Comcast Corp.	4.049%	11/1/52	21,572	25,737
	Comcast Corp.	4.950%	10/15/58	34,115	45,516
6	Cox Communications Inc.	3.250%	12/15/22	26,585	26,890
6	Cox Communications Inc.	4.800%	2/1/35	58,525	64,204
6	Cox Communications Inc.	6.450%	12/1/36	1,575	1,931
6	Cox Communications Inc.	4.600%	8/15/47	3,325	3,409
	Crown Castle International Corp.	3.650%	9/1/27	10,385	10,283
	Crown Castle International Corp.	3.800%	2/15/28	8,575	8,566
6	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,674	10,791
6	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,168	23,173
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	12,706
	Orange SA	9.000%	3/1/31	54,566	82,796
6	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,755
6	Sky Ltd.	3.750%	9/16/24	42,911	45,418
3,6	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,800	48,853
	Telefonica Emisiones SAU	5.213%	3/8/47	34,575	38,854
	Telefonica Emisiones SAU	5.520%	3/1/49	28,174	30,955
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,494
	Verizon Communications Inc.	3.450%	3/15/21	15,585	15,807
	Verizon Communications Inc.	4.329%	9/21/28	22,990	26,515
	Verizon Communications Inc.	4.812%	3/15/39	67,074	82,543
	Verizon Communications Inc.	4.750%	11/1/41	28,730	33,451
	Verizon Communications Inc.	5.012%	4/15/49	54,148	72,670
	Verizon Communications Inc.	4.000%	3/22/50	9,540	11,327
	Verizon Communications Inc.	4.672%	3/15/55	6,414	8,171
	ViacomCBS Inc.	4.300%	2/15/21	22,710	22,539
	ViacomCBS Inc.	3.700%	6/1/28	14,790	14,107
	Vodafone Group plc	5.000%	5/30/38	1,890	2,100
	Vodafone Group plc	5.250%	5/30/48	47,080	57,090
	Walt Disney Co.	4.500%	2/15/21	4,650	4,769
	Walt Disney Co.	2.000%	9/1/29	84,065	81,952
	Walt Disney Co.	6.200%	12/15/34	11,000	14,936
	Walt Disney Co.	4.125%	6/1/44	3,720	4,421
	Walt Disney Co.	2.750%	9/1/49	14,600	14,343
	Consumer Cyclical (2.5%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,052
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	48,069
	Alibaba Group Holding Ltd.	3.400%	12/6/27	65,650	69,881
	Amazon.com Inc.	2.500%	11/29/22	31,600	32,591
	Amazon.com Inc.	2.800%	8/22/24	26,740	28,435
	Amazon.com Inc.	4.800%	12/5/34	55,880	72,685
	Amazon.com Inc.	4.950%	12/5/44	17,920	24,908
	Amazon.com Inc.	4.250%	8/22/57	32,790	44,394
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,374

9

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	4.000%	11/15/20	25,000	25,354
	AutoZone Inc.	3.700%	4/15/22	12,752	13,129
6	BMW US Capital LLC	2.000%	4/11/21	19,815	19,235
6	BMW US Capital LLC	2.250%	9/15/23	93,000	88,641
3,6	CVS Pass-Through Trust	5.926%	1/10/34	12,664	15,212
6	Daimler Finance North America LLC	2.450%	5/18/20	8,005	7,969
6	Daimler Finance North America LLC	2.300%	2/12/21	34,630	33,846
6	Daimler Finance North America LLC	2.000%	7/6/21	60,000	57,584
6	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,255
6	Daimler Finance North America LLC	3.250%	8/1/24	3,970	3,830
	Ford Motor Credit Co. LLC	3.157%	8/4/20	23,890	23,293
	Ford Motor Credit Co. LLC	3.815%	11/2/27	38,150	31,665
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,525	15,799
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	53,273
	Home Depot Inc.	2.700%	4/1/23	24,715	25,493
	Home Depot Inc.	3.900%	12/6/28	10,040	11,200
	Home Depot Inc.	4.400%	3/15/45	22,390	26,205
	Home Depot Inc.	4.500%	12/6/48	12,020	14,989
6	Hyundai Capital America	2.550%	4/3/20	29,410	29,408
6,7	Hyundai Capital America, 3M USD LIBOR + 0.940%	2.812%	7/8/21	50,500	50,727
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	115,419
	Lowe's Cos. Inc.	4.550%	4/5/49	17,360	19,882
	Marriott International Inc.	2.300%	1/15/22	44,000	41,250
	McDonald's Corp.	3.500%	7/15/20	21,760	21,898
	McDonald's Corp.	2.625%	1/15/22	10,175	10,344
	McDonald's Corp.	3.250%	6/10/24	4,400	4,407
	McDonald's Corp.	4.875%	12/9/45	22,775	26,913
	McDonald's Corp.	3.625%	9/1/49	28,770	29,142
	Starbucks Corp.	4.500%	11/15/48	49,962	55,679
	Starbucks Corp.	3.350%	3/12/50	7,185	6,739
	Target Corp.	2.900%	1/15/22	11,850	12,072
	Walmart Inc.	2.550%	4/11/23	44,450	45,964
	Walmart Inc.	3.550%	6/26/25	56,485	61,643
	Walmart Inc.	3.625%	12/15/47	14,950	17,534
	Consumer Noncyclical (6.9%)
6	AbbVie Inc.	4.050%	11/21/39	19,895	20,793
	AbbVie Inc.	4.450%	5/14/46	35,585	38,535
6	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,689
6	Alcon Finance Corp.	3.800%	9/23/49	12,220	12,177
	Allergan Funding SCS	3.450%	3/15/22	23,785	23,748
	Allergan Funding SCS	3.800%	3/15/25	12,825	13,073
	Allergan Funding SCS	4.850%	6/15/44	14,075	16,078
6	Allergan Sales LLC	5.000%	12/15/21	23,725	24,655
	Altria Group Inc.	4.750%	5/5/21	40,806	41,296
	Altria Group Inc.	2.850%	8/9/22	11,835	11,894
	Altria Group Inc.	5.800%	2/14/39	25,475	27,917
	Altria Group Inc.	4.500%	5/2/43	10,105	9,810
	Altria Group Inc.	3.875%	9/16/46	22,625	20,385
	Amgen Inc.	3.625%	5/22/24	38,185	40,093
	Amgen Inc.	5.150%	11/15/41	12,740	13,282
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	16,119
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	94,525	106,542
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	56,807	58,527
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	812
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,621	2,646
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	6,351
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	17,852
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,500	15,375
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	41,348
	Ascension Health	2.532%	11/15/29	21,830	21,376
3	Ascension Health	4.847%	11/15/53	2,165	2,707

10

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	2.375%	11/16/20	37,225	37,127
	AstraZeneca plc	3.375%	11/16/25	27,755	29,015
	AstraZeneca plc	4.000%	1/17/29	33,295	36,791
	BAT Capital Corp.	3.557%	8/15/27	60,340	57,053
6	BAT International Finance plc	3.250%	6/7/22	50,880	50,296
6	BAT International Finance plc	3.500%	6/15/22	7,440	7,419
6	BAT International Finance plc	3.950%	6/15/25	15,000	14,720
6	Bayer US Finance II LLC	4.250%	12/15/25	29,901	30,826
6	Bayer US Finance II LLC	5.500%	7/30/35	15,000	16,520
6	Bayer US Finance LLC	3.000%	10/8/21	38,730	38,526
6	Bayer US Finance LLC	3.375%	10/8/24	26,960	27,052
	Boston Scientific Corp.	4.000%	3/1/29	6,515	6,892
6	Bristol-Myers Squibb Co.	3.550%	8/15/22	21,144	21,899
6	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,416	4,486
6	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,590	7,806
6	Bristol-Myers Squibb Co.	4.000%	8/15/23	1,455	1,547
6	Bristol-Myers Squibb Co.	3.625%	5/15/24	11,980	12,691
6	Bristol-Myers Squibb Co.	3.400%	7/26/29	29,395	32,338
6	Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	20,161
6	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,153	9,224
6	Bristol-Myers Squibb Co.	4.250%	10/26/49	48,907	61,137
6	Cargill Inc.	4.760%	11/23/45	57,879	74,387
6	Cigna Corp.	3.250%	4/15/25	30,765	31,054
	Cigna Corp.	4.375%	10/15/28	18,115	19,508
	Cigna Corp.	4.800%	8/15/38	25,725	28,874
	Cigna Corp.	3.200%	3/15/40	5,325	4,934
	Cigna Corp.	4.900%	12/15/48	18,087	21,427
	Cigna Corp.	3.400%	3/15/50	15,975	15,089
	Coca-Cola Co.	4.500%	9/1/21	14,785	15,003
	Coca-Cola European Partners plc	3.500%	9/15/20	4,600	4,611
	Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,069
	CommonSpirit Health	2.950%	11/1/22	36,807	35,112
	CommonSpirit Health	4.200%	8/1/23	11,695	12,268
	CommonSpirit Health	2.760%	10/1/24	28,080	28,279
	CommonSpirit Health	3.347%	10/1/29	40,950	39,885
3	CommonSpirit Health	4.350%	11/1/42	22,185	21,761
	CommonSpirit Health	4.187%	10/1/49	36,600	34,282
	Conagra Brands Inc.	4.600%	11/1/25	7,685	8,121
	Conagra Brands Inc.	5.300%	11/1/38	22,930	24,860
	Conagra Brands Inc.	5.400%	11/1/48	5,425	6,111
	Constellation Brands Inc.	2.700%	5/9/22	2,400	2,348
	Cottage Health Obligated Group	3.304%	11/1/49	15,670	15,672
	CVS Health Corp.	2.750%	12/1/22	20,000	20,116
	CVS Health Corp.	4.875%	7/20/35	18,205	20,276
	CVS Health Corp.	5.125%	7/20/45	25,595	29,358
6	Danone SA	2.589%	11/2/23	10,000	9,897
6	Danone SA	2.947%	11/2/26	68,785	68,053
	Diageo Capital plc	2.625%	4/29/23	42,580	43,047
	Diageo Capital plc	2.375%	10/24/29	19,420	18,673
	Diageo Investment Corp.	2.875%	5/11/22	17,245	17,410
	Dignity Health	3.812%	11/1/24	18,560	20,606
	Eli Lilly & Co.	4.150%	3/15/59	2,760	3,425
6	EMD Finance LLC	2.950%	3/19/22	19,640	19,805
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	11,943
6	Forest Laboratories Inc.	4.875%	2/15/21	3,312	3,367
	Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,263
	Gilead Sciences Inc.	2.500%	9/1/23	26,390	26,739
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	22,583
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	30,557
	Gilead Sciences Inc.	4.500%	2/1/45	55,782	68,288
	Gilead Sciences Inc.	4.750%	3/1/46	13,200	17,264
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	26,595
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	20,610
	GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	53,006

11

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.125%	6/15/39	4,880	5,002
6	Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	58,970
	Johnson & Johnson	6.730%	11/15/23	15,000	18,050
	Johnson & Johnson	2.450%	3/1/26	78,000	83,128
	Kaiser Foundation Hospitals	3.500%	4/1/22	10,115	10,374
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	15,690
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	14,646
	Kroger Co.	3.300%	1/15/21	13,605	13,558
	Kroger Co.	3.850%	8/1/23	5,055	5,344
3	Mayo Clinic	4.128%	11/15/52	11,465	15,083
	Medtronic Inc.	3.150%	3/15/22	23,969	24,828
	Medtronic Inc.	3.500%	3/15/25	14,070	15,158
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	14,910
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	9,351
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	7,017
	Merck & Co. Inc.	2.350%	2/10/22	24,825	25,095
	Merck & Co. Inc.	2.800%	5/18/23	15,650	16,247
	Merck & Co. Inc.	2.750%	2/10/25	38,000	40,105
	Merck & Co. Inc.	3.400%	3/7/29	58,390	64,594
	Merck & Co. Inc.	4.150%	5/18/43	28,405	33,457
	Mercy Health	4.302%	7/1/28	19,830	22,456
	Molson Coors Beverage Co.	3.500%	5/1/22	14,905	14,943
	Molson Coors Beverage Co.	3.000%	7/15/26	57,600	54,207
	New York & Presbyterian Hospital	4.024%	8/1/45	5,785	6,392
	Novartis Capital Corp.	3.400%	5/6/24	13,425	14,337
	Novartis Capital Corp.	4.400%	5/6/44	21,485	27,647
	Partners Healthcare System Inc.	3.192%	7/1/49	32,645	31,146
	Partners Healthcare System Inc.	3.342%	7/1/60	31,285	29,494
	PepsiCo Inc.	2.375%	10/6/26	72,545	75,470
	PepsiCo Inc.	4.000%	3/5/42	15,755	19,097
	PepsiCo Inc.	3.450%	10/6/46	45,740	52,157
	PepsiCo Inc.	3.875%	3/19/60	17,565	22,040
	Pfizer Inc.	3.000%	6/15/23	25,440	26,347
	Pfizer Inc.	3.000%	12/15/26	28,400	30,305
	Pfizer Inc.	3.450%	3/15/29	52,500	58,110
	Pfizer Inc.	4.100%	9/15/38	52,715	62,215
	Philip Morris International Inc.	1.875%	2/25/21	43,455	43,297
	Philip Morris International Inc.	4.125%	5/17/21	15,705	16,022
	Philip Morris International Inc.	2.500%	8/22/22	13,250	13,598
	Philip Morris International Inc.	2.625%	3/6/23	23,000	22,769
	Philip Morris International Inc.	3.600%	11/15/23	7,000	7,291
	Philip Morris International Inc.	4.500%	3/20/42	11,665	12,810
	Philip Morris International Inc.	3.875%	8/21/42	22,785	23,658
	Philip Morris International Inc.	4.875%	11/15/43	5,835	6,833
	Philip Morris International Inc.	4.250%	11/10/44	15,000	16,690
3	Procter & Gamble - Esop	9.360%	1/1/21	2,987	3,094
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	14,735	15,530
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	24,951
3	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	13,328
6	Roche Holdings Inc.	2.375%	1/28/27	61,570	62,373
	Sanofi	4.000%	3/29/21	36,275	37,033
6	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	19,275
	SSM Health Care Corp.	3.823%	6/1/27	35,390	36,195
	Toledo Hospital	5.750%	11/15/38	18,425	21,355
	Unilever Capital Corp.	4.250%	2/10/21	78,185	79,741
	Wyeth LLC	5.950%	4/1/37	15,000	21,186
	Energy (2.2%)
6	BG Energy Capital plc	4.000%	10/15/21	17,070	17,130
	BP Capital Markets America Inc.	4.500%	10/1/20	28,000	28,403
	BP Capital Markets America Inc.	4.742%	3/11/21	10,000	10,059
	BP Capital Markets America Inc.	3.245%	5/6/22	10,000	10,046
	BP Capital Markets plc	3.062%	3/17/22	35,770	35,805
	BP Capital Markets plc	2.500%	11/6/22	8,000	7,897

12

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets plc	3.994%	9/26/23	13,130	13,517
	BP Capital Markets plc	3.814%	2/10/24	38,000	38,970
	BP Capital Markets plc	3.506%	3/17/25	41,710	42,885
	Chevron Corp.	2.355%	12/5/22	6,000	6,079
	Chevron Corp.	3.191%	6/24/23	69,750	72,780
	Cimarex Energy Co.	4.375%	6/1/24	30,289	23,436
	ConocoPhillips	7.000%	3/30/29	11,500	12,291
	ConocoPhillips	4.950%	3/15/26	12,710	13,444
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,387
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	19,580	18,403
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	14,190	14,006
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,003	6,839
	Energy Transfer Operating LP	5.000%	5/15/50	14,075	10,891
	Energy Transfer Partners LP	5.300%	4/15/47	5,600	4,284
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,833
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	21,924
	Enterprise Products Operating LLC	3.700%	1/31/51	11,435	10,572
	Enterprise Products Operating LLC	3.950%	1/31/60	7,910	6,657
	Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,700
	Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,900
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,747
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	35,063
	Exxon Mobil Corp.	2.440%	8/16/29	24,070	24,596
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	12,761
7	MPLX LP, 3M USD LIBOR + 0.900%	1.899%	9/9/21	13,855	13,872
	Occidental Petroleum Corp.	4.100%	2/1/21	27,466	23,689
	Occidental Petroleum Corp.	2.700%	2/15/23	9,250	5,550
	Occidental Petroleum Corp.	3.400%	4/15/26	11,750	5,640
	Phillips 66	4.300%	4/1/22	30,000	30,125
6	Schlumberger Holdings Corp.	4.000%	12/21/25	21,010	19,397
6	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	23,817
6	Schlumberger Investment SA	2.400%	8/1/22	20,765	20,240
	Shell International Finance BV	3.250%	5/11/25	28,680	30,066
	Shell International Finance BV	4.125%	5/11/35	40,575	45,796
	Shell International Finance BV	5.500%	3/25/40	10,795	13,635
	Shell International Finance BV	4.375%	5/11/45	95,725	109,718
	Suncor Energy Inc.	3.600%	12/1/24	19,505	19,038
	Suncor Energy Inc.	5.950%	12/1/34	13,000	13,100
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,410	2,630
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20,601	16,275
	Texaco Capital Inc.	8.625%	4/1/32	25,000	42,290
	Total Capital International SA	2.700%	1/25/23	32,714	32,819
	Total Capital International SA	3.750%	4/10/24	50,000	52,468
	TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	30,589
	TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	20,061
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	62,236
	Other Industrial (0.3%)
	George Washington University	3.545%	9/15/46	10,000	10,264
	Georgetown University	4.315%	4/1/49	5,155	5,762
	Georgetown University	2.943%	4/1/50	13,850	12,805
3	Johns Hopkins University	4.083%	7/1/53	24,695	27,450
3	Johns Hopkins University	2.813%	1/1/60	12,420	10,406
6	SBA Tower Trust	3.168%	4/11/22	49,780	50,165
6	SBA Tower Trust	3.448%	3/15/23	28,730	29,032
6	SBA Tower Trust	2.836%	1/15/25	24,160	23,186
3	University of Chicago	2.761%	4/1/45	9,540	9,014
	Technology (4.5%)
	Apple Inc.	2.850%	2/23/23	43,845	45,814
	Apple Inc.	3.000%	2/9/24	22,750	23,942
	Apple Inc.	3.450%	5/6/24	31,140	33,602
	Apple Inc.	2.850%	5/11/24	45,635	48,259
	Apple Inc.	2.750%	1/13/25	21,615	22,858
	Apple Inc.	3.250%	2/23/26	38,220	41,580

13

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.450%	8/4/26	55,182	57,889
	Apple Inc.	3.350%	2/9/27	56,435	61,647
	Apple Inc.	3.200%	5/11/27	39,750	43,079
	Apple Inc.	2.900%	9/12/27	83,420	89,079
	Apple Inc.	3.850%	5/4/43	15,275	18,191
	Apple Inc.	4.450%	5/6/44	4,035	5,169
	Apple Inc.	3.850%	8/4/46	36,510	44,005
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	36,975	36,685
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	18,165	17,271
6	Broadcom Inc.	4.250%	4/15/26	3,395	3,413
	Cisco Systems Inc.	2.500%	9/20/26	15,921	16,844
	Fiserv Inc.	3.200%	7/1/26	21,845	22,520
	Intel Corp.	2.875%	5/11/24	29,825	31,243
	Intel Corp.	4.100%	5/19/46	47,755	56,202
	International Business Machines Corp.	3.375%	8/1/23	61,300	64,341
	International Business Machines Corp.	3.625%	2/12/24	22,800	24,300
	International Business Machines Corp.	3.000%	5/15/24	81,400	85,617
	International Business Machines Corp.	7.000%	10/30/25	25,000	30,713
	International Business Machines Corp.	3.300%	5/15/26	148,025	158,741
	International Business Machines Corp.	3.500%	5/15/29	98,025	106,476
	Microsoft Corp.	2.375%	2/12/22	19,865	20,418
	Microsoft Corp.	3.625%	12/15/23	13,500	14,654
	Microsoft Corp.	2.875%	2/6/24	61,625	65,700
	Microsoft Corp.	2.700%	2/12/25	23,890	25,774
	Microsoft Corp.	3.125%	11/3/25	26,300	28,769
	Microsoft Corp.	2.400%	8/8/26	64,501	68,529
	Microsoft Corp.	3.450%	8/8/36	53,965	60,240
	Microsoft Corp.	4.100%	2/6/37	45,435	54,984
	Microsoft Corp.	4.500%	10/1/40	18,210	23,738
	Microsoft Corp.	4.450%	11/3/45	61,885	81,252
	Microsoft Corp.	3.700%	8/8/46	58,585	69,376
	Microsoft Corp.	4.250%	2/6/47	65,175	84,071
	Microsoft Corp.	4.000%	2/12/55	6,755	8,532
	Microsoft Corp.	4.500%	2/6/57	11,105	15,309
	Oracle Corp.	1.900%	9/15/21	70,285	70,508
	Oracle Corp.	2.500%	5/15/22	38,860	39,505
	Oracle Corp.	2.400%	9/15/23	63,535	64,869
	Oracle Corp.	2.950%	11/15/24	80,105	84,601
	Oracle Corp.	2.950%	5/15/25	11,300	11,691
	Oracle Corp.	3.250%	11/15/27	112,120	115,619
	Oracle Corp.	4.000%	11/15/47	32,260	35,290
	QUALCOMM Inc.	2.600%	1/30/23	26,140	26,764
	QUALCOMM Inc.	2.900%	5/20/24	38,055	39,258
6	Tencent Holdings Ltd.	3.575%	4/11/26	6,255	6,679
6	Tencent Holdings Ltd.	3.595%	1/19/28	57,625	61,596
6	Tencent Holdings Ltd.	3.975%	4/11/29	30,760	34,062
	Transportation (0.8%)
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,291
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	4,760
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	6,855
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	8,065	9,342
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	31,153
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	3,752
	CSX Corp.	4.300%	3/1/48	16,635	18,112
	CSX Corp.	3.350%	9/15/49	13,475	12,682
6	ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,408
6	ERAC USA Finance LLC	3.300%	10/15/22	745	746
6	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,833
6	ERAC USA Finance LLC	5.625%	3/15/42	31,000	33,995
	FedEx Corp.	2.700%	4/15/23	15,810	15,088
	FedEx Corp.	4.100%	2/1/45	4,320	3,806
	FedEx Corp.	4.750%	11/15/45	11,802	11,331
	FedEx Corp.	4.550%	4/1/46	5,894	5,411

14

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	4.050%	2/15/48	1,653	1,428
	FedEx Corp.	4.950%	10/17/48	11,131	10,871
	Kansas City Southern	4.950%	8/15/45	13,845	15,014
6	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	15,564
6	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	21,939
6	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	55,493
	Union Pacific Corp.	3.700%	3/1/29	27,750	29,656
	Union Pacific Corp.	4.300%	3/1/49	7,030	7,827
	Union Pacific Corp.	3.250%	2/5/50	46,035	45,589
	Union Pacific Corp.	3.799%	10/1/51	14,843	16,022
6	Union Pacific Corp.	3.839%	3/20/60	12,720	13,516
	Union Pacific Corp.	3.750%	2/5/70	16,165	17,043
3	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	6,839	7,190
	United Parcel Service Inc.	2.450%	10/1/22	17,095	17,052
					12,189,530
Utilities (5.5%)
	Electric (4.8%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	5,013
	AEP Texas Inc.	3.450%	1/15/50	16,810	15,275
	Alabama Power Co.	5.200%	6/1/41	3,365	3,842
	Alabama Power Co.	4.100%	1/15/42	5,595	5,739
	Alabama Power Co.	3.750%	3/1/45	20,255	20,890
	Alabama Power Co.	4.300%	7/15/48	27,790	31,380
	Ameren Illinois Co.	2.700%	9/1/22	58,000	57,876
	Ameren Illinois Co.	3.800%	5/15/28	22,365	24,059
	Ameren Illinois Co.	3.700%	12/1/47	5,085	5,336
	Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	26,472
	Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	19,970
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,917	41,780
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	13,046
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	7,890
6	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	13,022
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	23,564
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	13,588
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	6,785
	Commonwealth Edison Co.	4.000%	3/1/48	17,900	19,863
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	11,305
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	60,989
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	34,680
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,751
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	28,008
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,475	27,256
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,845
	Dominion Energy Inc.	2.579%	7/1/20	12,040	12,023
	Dominion Energy Inc.	2.715%	8/15/21	14,945	14,750
6	Dominion Energy Inc.	2.450%	1/15/23	106,490	105,249
	Dominion Energy Inc.	4.900%	8/1/41	13,562	14,049
	Dominion Energy Inc.	4.600%	3/15/49	17,875	17,104
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	6,541
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,688
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	25,906
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	11,795
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	8,262
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	31,473
	DTE Energy Co.	3.800%	3/15/27	19,405	19,615
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,030
	Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	17,632
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,135
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	7,124
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,849
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	18,994
	Duke Energy Corp.	2.650%	9/1/26	17,480	17,354
	Duke Energy Corp.	3.400%	6/15/29	11,420	11,525

15

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	4.800%	12/15/45	37,600	42,122
	Duke Energy Corp.	3.750%	9/1/46	14,740	14,548
	Duke Energy Progress LLC	2.800%	5/15/22	20,140	20,380
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,091
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,985
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	67,913
	Emera US Finance LP	3.550%	6/15/26	32,320	31,018
	Entergy Corp.	2.950%	9/1/26	7,085	7,034
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	10,291
	Evergy Inc.	2.450%	9/15/24	28,130	27,581
	Evergy Inc.	2.900%	9/15/29	30,000	28,604
	Eversource Energy	2.900%	10/1/24	25,155	25,836
	Eversource Energy	3.150%	1/15/25	6,775	6,650
	Eversource Energy	3.300%	1/15/28	14,490	14,380
	Florida Power & Light Co.	6.200%	6/1/36	12,452	16,013
	Florida Power & Light Co.	5.950%	2/1/38	10,000	13,399
	Florida Power & Light Co.	5.690%	3/1/40	4,994	6,645
	Florida Power & Light Co.	5.250%	2/1/41	29,745	36,723
	Florida Power & Light Co.	4.125%	2/1/42	20,000	22,700
	Florida Power & Light Co.	3.700%	12/1/47	27,690	30,111
	Fortis Inc.	3.055%	10/4/26	44,365	42,447
	Georgia Power Co.	4.750%	9/1/40	34,725	34,531
	Georgia Power Co.	4.300%	3/15/42	48,262	51,807
	Georgia Power Co.	3.700%	1/30/50	9,335	9,567
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	15,452
	Kansas City Power & Light Co.	4.200%	3/15/48	3,282	3,646
6	Massachusetts Electric Co.	5.900%	11/15/39	21,895	26,888
6	Metropolitan Edison Co.	4.300%	1/15/29	5,006	5,492
6	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	2,540	2,656
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	13,538
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	16,883
	MidAmerican Energy Co.	4.250%	7/15/49	11,000	12,855
	MidAmerican Energy Co.	3.150%	4/15/50	44,720	45,747
6	Monongahela Power Co.	4.100%	4/15/24	11,000	11,740
6	Monongahela Power Co.	5.400%	12/15/43	4,320	4,767
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	13,800	13,752
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	15,525
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	32,724
	Nevada Power Co.	3.125%	8/1/50	12,525	11,689
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	42,355	42,249
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	8,840	9,063
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	33,639
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	13,296
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	19,496
6	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	39,218
3,6	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	42,342
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,182
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,986
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	21,294
	Oglethorpe Power Corp.	5.050%	10/1/48	5,781	5,580
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	18,682
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,416
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,238
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	32,463
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	14,049
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,728
	PacifiCorp	2.950%	6/1/23	14,835	15,047
	PacifiCorp	3.600%	4/1/24	20,000	19,997
	PacifiCorp	3.350%	7/1/25	15,354	16,339
	PacifiCorp	5.750%	4/1/37	14,188	17,766
	PacifiCorp	4.150%	2/15/50	11,330	12,799
	Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,317
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,864
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,968

16

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,686
	Progress Energy Inc.	3.150%	4/1/22	20,800	20,621
	Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,021
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	21,810
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	8,039
	Southern California Edison Co.	3.875%	6/1/21	24,860	25,256
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,075
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,317
	Southern California Edison Co.	5.750%	4/1/35	5,000	6,236
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,429
	Southern California Edison Co.	4.500%	9/1/40	5,150	5,477
	Southern California Edison Co.	4.050%	3/15/42	17,788	18,659
	Southern California Edison Co.	3.900%	3/15/43	8,782	8,595
	Southern California Edison Co.	4.650%	10/1/43	16,770	18,496
	Southern California Edison Co.	3.600%	2/1/45	8,160	7,719
	Southern California Edison Co.	4.000%	4/1/47	3,675	3,838
	Southern California Edison Co.	4.125%	3/1/48	32,029	33,257
	Southern California Edison Co.	3.650%	2/1/50	25,325	24,909
	Southern Co.	2.950%	7/1/23	44,985	45,373
	Southern Co.	4.400%	7/1/46	25,160	25,726
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,858
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	12,107
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,976
	Tampa Electric Co.	2.600%	9/15/22	20,205	19,901
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	42,690
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	11,970
	Westar Energy Inc.	3.250%	9/1/49	3,120	3,181
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	18,066
	Xcel Energy Inc.	3.350%	12/1/26	33,370	33,598
	Natural Gas (0.6%)
6	Boston Gas Co.	3.150%	8/1/27	8,010	8,009
6	Boston Gas Co.	3.001%	8/1/29	5,700	5,617
6	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	64,988
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,800	3,831
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	9,806
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,589
6	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,735	13,137
6	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	38,493
6	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,106
	NiSource Finance Corp.	6.250%	12/15/40	10,000	12,320
	NiSource Finance Corp.	5.250%	2/15/43	13,546	14,286
	NiSource Finance Corp.	4.800%	2/15/44	8,500	9,634
	Sempra Energy	2.850%	11/15/20	11,900	11,863
	Sempra Energy	2.875%	10/1/22	14,066	13,836
	Sempra Energy	3.800%	2/1/38	20,000	18,918
	Sempra Energy	6.000%	10/15/39	21,184	24,614
	Southern California Gas Co.	2.600%	6/15/26	28,885	28,526
	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	20,245	20,094
	American Water Capital Corp.	4.200%	9/1/48	28,425	29,459
					2,931,082
Total Corporate Bonds (Cost $23,286,986)					24,398,993
Sovereign Bonds (2.2%)
6	Electricite de France SA	4.875%	9/21/38	74,635	85,362
6	Electricite de France SA	4.875%	1/22/44	2,910	3,098
6	Electricite de France SA	4.950%	10/13/45	12,500	13,658
	Equinor ASA	2.900%	11/8/20	22,450	22,136
	Equinor ASA	2.750%	11/10/21	31,091	31,006
	Equinor ASA	2.450%	1/17/23	10,840	10,995
	Equinor ASA	2.650%	1/15/24	10,105	10,261
	Equinor ASA	3.700%	3/1/24	20,035	20,640

17

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	3.250%	11/10/24	22,425	22,802
6,8	Kingdom of Saudi Arabia	2.875%	3/4/23	40,405	40,304
9	Province of Ontario	4.400%	4/14/20	48,000	48,060
9	Province of Ontario	2.500%	4/27/26	100,400	107,822
10	Province of Quebec	2.500%	4/20/26	134,755	143,712
11	Republic of Colombia	4.000%	2/26/24	29,348	29,437
6	Saudi Arabian Oil Co.	3.500%	4/16/29	34,770	34,340
6	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	51,685	51,685
6	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	51,685	53,661
6	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	28,000	29,806
6	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	31,520	32,103
6	Sinopec Group Overseas Development 2018 Ltd.	2.950%	11/12/29	37,475	39,417
6	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	63,482
6	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	30,634
6,12	State of Kuwait	2.750%	3/20/22	4,315	4,335
6,13	State of Qatar	2.375%	6/2/21	55,255	55,038
6,13	State of Qatar	3.875%	4/23/23	69,280	71,419
6,13	State of Qatar	3.375%	3/14/24	3,250	3,303
6,13	State of Qatar	4.000%	3/14/29	18,952	20,303
6,13	State of Qatar	5.103%	4/23/48	30,000	36,397
6	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	39,887
6	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	41,787
Total Sovereign Bonds (Cost $1,140,616)					1,196,890
Taxable Municipal Bonds (3.4%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	11,485	11,676
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	27,625	42,150
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	28,955	46,089
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,070	9,777
	California GO	5.700%	11/1/21	10,875	11,613
	California GO	7.500%	4/1/34	5,845	9,218
	California GO	7.550%	4/1/39	15,915	25,825
	California GO	7.350%	11/1/39	61,000	94,287
	California GO	7.625%	3/1/40	1,035	1,670
	California GO	7.600%	11/1/40	36,885	61,381
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	4,445	5,996
	Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	14,590	14,567
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	7,650	10,711
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,290	2,752
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	31,175	41,839
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	60,775	81,564
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	32,485
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,063
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	78,773
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,145	5,210
14	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	38,475	39,381
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	61,620	80,675
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	7,559	10,093
	Grand Parkway Transportation Corp Texas	3.236%	10/1/52	53,710	52,158
	Houston TX GO	6.290%	3/1/32	15,240	18,876
	Illinois GO	5.100%	6/1/33	32,115	31,878
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	21,814
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	5,335	5,199
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	38,405	47,691

18

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	11,000	15,822
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	12,005	16,730
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	20,280
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,565	16,970
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,385	11,840
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	17,615	18,364
	Municipal Electric Authority of Georgia	4.430%	1/1/22	7,795	8,144
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	42,419
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,849
	New York City NY Water & Sewer System Revenue	5.790%	6/15/41	1,085	1,093
	New York City NY Water & Sewer System Revenue	5.790%	6/15/41	720	724
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	2,655	3,471
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,477
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	21,634
	New York State Dormitory Authority Revenue	3.142%	7/1/43	10,670	10,587
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,345	21,942
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	11,865	11,741
	New York State Thruway Authority	2.900%	1/1/35	16,215	16,020
	New York State Thruway Authority	3.500%	1/1/42	9,140	9,239
	New York State Thruway Authority Highway & Bridge Trust Fund	5.883%	4/1/30	29,670	34,618
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	58,090	58,566
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	30,550	48,366
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	14,510	19,938
15	Oregon School Boards Association GO	4.759%	6/30/28	15,000	15,957
16	Philadelphia PA Authority for Industrial Development	6.550%	10/15/28	64,830	84,907
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	1,960	2,344
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	5,665	7,498
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	53,000	58,549
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	10,910	13,027
	Princeton University New Jersey	5.700%	3/1/39	13,020	17,605
	Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	14,850	13,502
	Regents of the University of California Medical Center Pooled Revenue	3.256%	5/15/60	29,200	27,338
	Regents of the University of California Revenue	3.063%	7/1/25	25,050	26,852
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,595	11,603
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	19,910	24,406
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,776
	University of California Regents Medical Center Revenue	6.548%	5/15/48	19,240	25,734
	University of California Regents Medical Center Revenue	6.583%	5/15/49	18,160	24,251
	University of California Revenue	4.601%	5/15/31	19,390	22,557
	University of California Revenue	5.770%	5/15/43	23,675	32,066
	University of California Revenue	4.765%	5/15/44	4,740	5,159
	University of California Revenue	3.931%	5/15/45	18,275	19,892
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	28,325	30,780
14	Wisconsin GO	5.700%	5/1/26	8,285	9,399
Total Taxable Municipal Bonds (Cost $1,577,492)					1,806,447

19

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Shares	Market Value ($000)
Common Stocks (38.2%)
Communication Services (2.7%)
	Verizon Communications Inc.	13,686,480	735,374
	Comcast Corp. Class A	16,974,973	583,600
	BCE Inc.	2,775,454	113,854
			1,432,828
Consumer Discretionary (1.8%)
	Home Depot Inc.	2,048,056	382,393
	McDonald's Corp.	2,306,660	381,406
	Cie Generale des Etablissements Michelin SCA	1,349,644	118,208
	VF Corp.	1,909,200	103,250
			985,257
Consumer Staples (5.1%)
	Philip Morris International Inc.	7,167,304	522,927
	Coca-Cola Co.	9,868,702	436,690
	Unilever NV	8,583,446	418,786
	Procter & Gamble Co.	3,629,389	399,233
	PepsiCo Inc.	2,867,704	344,411
	Archer-Daniels-Midland Co.	8,447,071	297,168
	Mondelez International Inc. Class A	4,796,554	240,211
	Sysco Corp.	1,358,365	61,982
	Diageo plc ADR	166,500	21,166
			2,742,574
Energy (1.9%)
	Chevron Corp.	5,297,586	383,863
^	TC Energy Corp.	7,147,620	317,689
	Kinder Morgan Inc.	10,749,372	149,631
	Exxon Mobil Corp.	2,920,003	110,873
	Phillips 66	1,203,984	64,594
			1,026,650
Financials (6.0%)
	JPMorgan Chase & Co.	7,756,408	698,309
	Bank of America Corp.	27,677,720	587,598
	Progressive Corp.	5,979,390	441,518
	MetLife Inc.	10,571,077	323,158
	Truist Financial Corp.	7,645,662	235,792
	BlackRock Inc.	492,319	216,606
	Chubb Ltd.	1,900,420	212,258
	PNC Financial Services Group Inc.	1,960,891	187,696
	M&T Bank Corp.	1,407,077	145,534
	Travelers Cos. Inc.	1,348,583	133,982
	American International Group Inc.	1,500,246	36,381
			3,218,832
Health Care (7.5%)
	Johnson & Johnson	7,046,178	923,965
	Pfizer Inc.	24,281,542	792,550
	Merck & Co. Inc.	6,209,374	477,749
	Medtronic plc	4,336,148	391,034
	Roche Holding AG	1,072,562	345,088
	AstraZeneca plc ADR	6,787,204	303,116
	Novartis AG	3,216,408	265,350
	CVS Health Corp.	4,133,974	245,269
	Eli Lilly & Co.	1,364,353	189,263
	Bristol-Myers Squibb Co.	1,688,117	94,096
			4,027,480
Industrials (5.0%)
	Lockheed Martin Corp.	1,625,437	550,942
	Eaton Corp. plc	5,480,794	425,803
	Caterpillar Inc.	3,409,145	395,597
	Union Pacific Corp.	2,633,363	371,410
	General Dynamics Corp.	2,076,000	274,676
	Emerson Electric Co.	3,921,412	186,855
	Vinci SA	2,152,953	175,916

20

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

	Shares	Market Value ($000)
BAE Systems plc	26,269,279	168,782
3M Co.	1,092,125	149,086
		2,699,067
Information Technology (4.2%)
Cisco Systems Inc.	20,852,923	819,728
Intel Corp.	10,988,669	594,707
Corning Inc.	13,652,233	280,417
Texas Instruments Inc.	2,314,409	231,279
KLA Corp.	1,078,180	154,978
Maxim Integrated Products Inc.	2,127,501	103,418
Analog Devices Inc.	815,086	73,072
		2,257,599
Real Estate (0.9%)
Crown Castle International Corp.	3,462,258	499,950

Utilities (3.1%)
Dominion Energy Inc.	5,313,418	383,576
Exelon Corp.	7,781,594	286,440
Sempra Energy	2,431,427	274,727
Duke Energy Corp.	3,396,528	274,711
American Electric Power Co. Inc.	3,021,737	241,679
Eversource Energy	2,512,110	196,472
		1,657,605
Total Common Stocks (Cost $18,201,394)		20,547,842

Coupon
Temporary Cash Investments (3.2%)
Money Market Fund (0.5%)
17,18	Vanguard Market Liquidity Fund	0.943%	2,718,889	271,563

		Maturity Date	Face Amount ($000)
Repurchase Agreements (0.4%)
Bank of America (Dated 3/31/20, Repurchase Value $12,100,000, collateralized by U.S. Treasury Note/Bond, 2.500%, 2/15/22, with a value of $12,342,000)	0.010%	4/1/20	12,100	12,100
Deutsche Bank Securities, Inc. (Dated 3/31/20, Repurchase Value $23,500,000, collateralized by U.S. Treasury Note/Bond, 2.875%, 10/31/20, with a value of $23,970,000)	0.020%	4/1/20	23,500	23,500
HSBC Bank USA (Dated 3/31/20, Repurchase Value $900,000, collateralized by Federal National Mortgage Assn., 4.500%, 8/1/45, U.S. Treasury Bill, 0.000%, 4/7/20, and U.S. Treasury Note/Bond, 1.125%, 2/28/22, with a value of $918,000)	0.010%	4/1/20	900	900
HSBC Bank USA (Dated 3/31/20, Repurchase Value $50,200,000, collateralized by U.S. Treasury Note/Bond, 0.750%-6.125%, 11/15/27-2/15/44, with a value of $51,204,000)	0.010%	4/1/20	50,200	50,200
JP Morgan Securities LLC (Dated 3/31/20, Repurchase Value $17,400,000, collateralized by U.S. Treasury Bill, 0.000%, 4/14/20-3/25/21, and U.S. Treasury Note/Bond, 1.125%-3.000%, 4/30/20-11/15/45, with a value of $17,748,000)	0.010%	4/1/20	17,400	17,400

21

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Natixis (Dated 3/31/20, Repurchase Value $600,000, collateralized by U.S. Treasury Note/Bond, 1.375%-3.625%, 1/31/21-8/15/43, with a value of $612,000)	0.010%	4/1/20	600	600
	Nomura International plc (Dated 3/31/20, Repurchase Value $73,200,000, collateralized by U.S. Treasury Note/Bond, 0.125%-2.625%, 4/15/20-7/15/26, with a value of $74,664,000)	0.010%	4/1/20	73,200	73,200
	RBC Capital Markets LLC (Dated 3/31/20, Repurchase Value $14,600,000, collateralized by Federal Home Loan Mortgage Corp., 4.000%, 9/1/48 and Federal National Mortgage Assn., 3.000%-4.500%, 8/1/47-9/1/49, with a value of $14,892,000)	0.010%	4/1/20	14,600	14,600
	RBS Securities, Inc. (Dated 3/31/20, Repurchase Value $10,300,000, collateralized by U.S. Treasury Note/Bond, 4.250%, 5/15/39, with a value of $10,506,000)	0.010%	4/1/20	10,300	10,300
					202,800
U.S. Government and Agency Obligations (2.2%)
1,2	United States Treasury Bill	1.482%-1.503%	5/28/20	677,000	676,899
	United States Treasury Bill	1.432%	8/20/20	60,000	59,968
	United States Treasury Bill	0.120%	2/25/21	147,000	146,791
	United States Treasury Bill	0.111%-0.120%	3/25/21	314,412	313,881
					1,197,539
Commercial Paper (0.1%)
19	Boeing Co.	1.986%	4/21/20	13,000	12,974
19	Boeing Co.	2.185%	11/18/20	13,200	12,893
	Ford Motor Credit Co. LLC	3.680%	5/1/20	36,000	35,884
Total Commercial Paper					61,751
Total Temporary Cash Investments (Cost $1,732,361)					1,733,653
Total Investments (99.9%) (Cost $49,893,423)					53,809,967
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.1%)
3,5	UMBS Pool (Cost $66,429)	3.000%	6/30/20	(66,750)	(69,973)
Other Assets and Liabilities—Net (0.2%)[18]					101,570
Net Assets (100%)					53,841,564

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $274,459,000.
1	Securities with a value of $11,252,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $7,313,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2020.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $6,894,060,000, representing 12.8% of net assets.
7	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Guaranteed by the Kingdom of Saudi Arabia.
9	Guaranteed by the Province of Ontario.
10	Guaranteed by Province of Quebec.
11	Guaranteed by the Republic of Columbia.
12	Guaranteed by the Republic of Kuwait.
13	Guaranteed by the State of Qatar.
14	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

22

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2020

15	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
18	Collateral of $271,563,000 was received for securities on loan. The fund received additional collateral of $18,525,000 on the next business day.
19	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31, 2020, the aggregate value of these securities was $25,867,000.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

23

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA272 052020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

VANGUARD WELLESLEY INCOME FUND

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: May 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.